SunAmerica Asset
Management, LLC
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

201.324.6378
201.324.6364 Fax
thomas.peeney@sunamerica.com

Thomas D. Peeney
Vice President & Assistant General Counsel

VIA EDGAR

August 1, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Income Funds

Securities Act File No. 33-6502

Investment Company Act File No. 811-4708

Ladies and Gentlemen:

On behalf of SunAmerica Income Funds (the “Registrant”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 53 to the Company’s Registration Statement under the 1933 Act and Amendment No. 50 to the Company’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

The purpose of the Amendment is: (1) to reflect a change in the name of SunAmerica High Yield Bond Fund (the “Fund”), a series of the Registrant, to the “SunAmerica Flexible Credit Fund,” along with certain changes to the Fund’s principal investment strategies and principal investment techniques and corresponding changes to the Fund’s risks; and (2) to add a new class, Class W, to the Fund.

It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act on October 1, 2014.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (201) 324-6378.

Very truly yours,

/s/ Thomas D. Peeney
Thomas D. Peeney